Subsequent Events - Additional Information (Details)		3 Months Ended	12 Months Ended
	May 10, 2022 USD ($) Borrowings	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2026	Jun. 08, 2021 USD ($)
Subsequent Event [Line Items]
Loss on debt extinguishment			$ (1,630,000)	$ 451,000
Federal Funds Rate
Subsequent Event [Line Items]
Debt instrument, variable interest rate			0.50%
Scenario Forecast
Subsequent Event [Line Items]
Maximum total leverage ratio					5.50
Initial Term Loans
Subsequent Event [Line Items]
Aggregate principal amount						$ 125,000,000.0
Revolving Credit Facility
Subsequent Event [Line Items]
Aggregate principal amount						$ 40,000,000.0
Debt instrument additional draw down amount	$ 5,000,000.0
Existing Credit Agreement | Scenario Forecast
Subsequent Event [Line Items]
Loss on debt extinguishment		$ 6,300,000
Subsequent Events
Subsequent Event [Line Items]
Aggregate principal amount	$ 300,000,000.0
Debt instrument number of borrowings | Borrowings	5
Option to capitalize, percentage of interest as principal outstanding	4.00%
Increase in margin rate	0.50%
Prepayment penalties percentage	3.00%
Debt instrument covenant description	The Credit Agreement also contains covenants that require the Company to satisfy a minimum liquidity requirement of $50.0 million, which may be decreased to $25.0 million if the Company achieves a certain adjusted EBITDA, and maintain a maximum total leverage ratio based on the Company’s adjusted EBITDA, with de novo losses excluded from the calculation of such ratio for up to 36 months after the opening of a de novo center, which maximum total leverage ratio will initially be 8.5 to 1 and is subject to a series of step-downs. For the fiscal quarters ending September 30, 2026 and thereafter the Company must maintain a maximum total leverage ratio no greater than 5.50 to 1.00.
Minimum liquidity requirement	$ 50,000,000.0
Minimum liquidity requirement reduced amount on meeting certain adjusted EBITDA	$ 25,000,000.0
Maximum total leverage ratio	8.5
Debt default interest rate	2.00%
Subsequent Events | Federal Funds Rate
Subsequent Event [Line Items]
Debt instrument, variable interest rate	0.50%
Subsequent Events | Term SOFR
Subsequent Event [Line Items]
Debt instrument, variable interest rate	1.00%
Debt floor rate	1.00%
Debt instrument margin rate	8.00%
Subsequent Events | SOFR
Subsequent Event [Line Items]
Debt instrument margin rate	9.00%
Subsequent Events | Initial Term Loans
Subsequent Event [Line Items]
Aggregate principal amount	$ 190,000,000.0
Debt instrument, percentage of amortization payments of aggregate principal amount to be paid commencing on March 31, 2024	0.25
Subsequent Events | Delayed Draw Term Loan
Subsequent Event [Line Items]
Aggregate principal amount	$ 110,000,000.0
Debt instrument, percentage of amortization payments of aggregate principal amount to be paid commencing on March 31, 2024	0.25
Subsequent Events | Revolving Credit Facility
Subsequent Event [Line Items]
Aggregate principal amount	$ 30,000,000.0
Subsequent Events | Letters of Credit
Subsequent Event [Line Items]
Aggregate principal amount	30,000,000.0
Subsequent Events | Existing Credit Agreement
Subsequent Event [Line Items]
Repayments of debt	$ 120,300,000
Subsequent Events | One month Interest Period | SOFR
Subsequent Event [Line Items]
Debt instrument, variable interest rate	0.114%
Subsequent Events | Three month Interest Period | SOFR
Subsequent Event [Line Items]
Debt instrument, variable interest rate	0.262%
Subsequent Events | Six month Interest Period | SOFR
Subsequent Event [Line Items]
Debt instrument, variable interest rate	0.428%